Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2023
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	1,000	97	—	—	1,000	97
Treasuries/government bonds	—	6	—	—	—	6
Other interest-bearing securities except loans	7,996	222	1,473	47	9,469	269
Loans in the form of interest--bearing securities	—	—	5,782	248	5,782	248
Loans to credit institutions	—	—	2,207	126	2,207	126
Loans to the public	—	—	660	32	660	32
Settlement claim against the State[1]	3	—	—	—	3	—
Total	8,999	325	10,122	453	19,121	778
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,641	—	—	—	3,641	—
Total	3,641	—	—	—	3,641	—

	2022
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	3,000	20	—	—	3,000	20
Treasuries/government bonds	—	2	—	—	—	2
Other interest-bearing securities except loans	3,499	24	2,185	11	5,684	35
Loans in the form of interest--bearing securities	—	—	5,349	64	5,349	64
Loans to credit institutions	—	—	2,417	54	2,417	54
Loans to the public	—	—	691	24	691	24
Settlement claim against the State[1]	17	—	—	—	17	—
Total	6,516	46	10,642	153	17,158	199
Other liabilities	—	2	—	—	—	2
Settlement debt against the State[1]	8,509	—	—	—	8,509	—
Total	8,509	2	—	—	8,509	2
1	For information about settlement claim or debt against the State, see Note 16, Note 19 and Note 24.